Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 30,854	$ 21,200
Restricted cash		2,741	2,717
Short-term investments		21,596	26,544
Accounts receivable, net		56,043	85,619
Prepaid expenses and other current assets, net		63,963	9,270
Total current assets		175,197	145,350
Non-current assets
Long-term investment		282	290
Software and equipment, net		22,466	18,491
Deferred tax assets, net		11,998	13,070
Other non-current assets		12,012	14,423
Right-of-use assets		1,280	344
Total non-current assets		48,038	46,618
TOTAL ASSETS		223,235	191,968
Current liabilities
Short-term loan		83,029	74,653
Accounts payable		26,641	24,200
Deferred revenue		3,050	3,569
Tax payables		1,364	2,042
Accrued expenses and other current liabilities		4,809	4,849
Operating lease liability, current		748	315
Total current liabilities		124,392	155,192
Non-current liabilities
Operating lease liability, non-current		504
Warrant liabilities		661
Total non-current liabilities		30,853
Total liabilities		155,245	155,192
Commitments and contingencies (Note 20)
Shareholders’(deficit)/equity
Additional paid in capital		144,160	95,764
Accumulated deficit		(126,724)	(99,580)
Accumulated other comprehensive loss		(1,367)	(1,476)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ (deficit)/equity		16,078	(5,284)
Non-controlling interests		51,912	42,060
Total equity		67,990	36,776
TOTAL LIABILITIES AND EQUITY		223,235	191,968
Class A Ordinary Shares
Shareholders’(deficit)/equity
Ordinary shares value	[1]	4	3
Class B Ordinary Shares
Shareholders’(deficit)/equity
Ordinary shares value	[1]	5	5
Related Party [Member]
Current liabilities
Amount due to a related party, current		4,751	45,564
Non-current liabilities
Amount due to a related party, non-current		$ 29,688

[1]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.